Intangible assets, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite Lived Intangible Assets Amortization Expenses

Gross carrying values and accumulated amortization of intangible assets:

	September 30, 2024				December 31, 2023
		Gross			Gross
	Useful	Carrying	Accumulated		Carrying	Accumulated
	Life	Amount	Amortization	Net	Amount	Amortization	Net
Amortizing intangible assets
Customer relationships	6 years	$1,350,000	$(1,312,417)	$37,583	$1,350,000	$(1,006,389)	$343,611
Trade name	6 years	2,550,000	(1,828,867)	721,133	2,550,000	(1,555,925)	994,075
Technology	6 years	3,935,177	(2,372,040)	1,563,137	3,050,000	(2,257,205)	792,795
Software agreements	6 years	14,450,000	(10,608,332)	3,841,668	14,450,000	(8,791,944)	5,658,056
Gaming license	6 years	4,020,000	(2,177,500)	1,842,500	4,020,000	(1,675,000)	2,345,000
Internally developed software	2 - 10 years	2,904,473	(949,712)	1,954,761	2,904,473	(737,053)	2,167,420
Domain name	15 years	6,935,000	(1,900,833)	5,034,167	6,935,000	(1,554,083)	5,380,917
		$36,144,650	$(21,149,701)	$14,994,949	$35,259,473	$(17,577,599)	$17,681,874

Gross carrying values and accumulated amortization of intangible assets:

	December 31, 2023				December 31, 2022
	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortizing intangible assets
Customer relationships	6 years	$1,350,000	$(1,006,389)	$343,611	$1,350,000	$(781,385)	$568,615
Trade name	6 years	2,550,000	(1,555,925)	994,075	2,550,000	(642,222)	1,907,778
Technology	6 years	3,050,000	(2,257,205)	792,795	3,050,000	(1,437,778)	1,612,222
Software agreements	6 years	14,450,000	(8,791,944)	5,658,056	14,450,000	(5,968,611)	8,481,389
Gaming license	6 years	4,020,000	(1,675,000)	2,345,000	4,020,000	(1,005,000)	3,015,000
Internally developed software	2 - 10 years	2,904,473	(737,053)	2,167,420	2,192,050	(350,232)	2,554,241
Domain name	15 years	6,935,000	(1,554,083)	5,380,917	6,935,000	(1,091,750)	5,843,250
		$35,259,473	$(17,577,599)	$17,681,874	$34,547,050	$(11,276,978)	$23,982,495

Schedule of Estimated Amortization Expense

Estimated amortization expense for years of useful life remaining is as follows:

Years ending December 31,	Amount
2024	$1,018,428
2025	4,073,715
2026	1,583,715
2027	1,101,289
Thereafter	7,217,802
$14,994,949

Estimated amortization expense for years of useful life remaining is as follows: double check future amortization.

Years ending December 31,	Amount
2024	$4,829,655
2025	4,509,655
2026	2,642,155
2027	1,245,517
Thereafter	4,454,892
$17,681,874